Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue

The disaggregated revenue for the three months ended March 31, 2018, and 2017 are as follows (in thousands):

	Three months ended March 31,
	2018	2017
Product categories:
Janitorial, foodservice and breakroom supplies (JanSan products)	$328,226	$345,408
Technology products	314,704	317,198
Traditional office products	178,976	198,078
Industrial supplies	155,575	147,197
Cut sheet paper products	119,547	106,148
Automotive products	80,992	78,806
Office furniture	58,826	72,091
Other revenues	3,309	4,457

Total revenue	$1,240,155	$1,269,383

Schedule of Prepaid Customer Rebates Future Amortization

Prepaid customer rebates at March 31, 2018 consisted of amounts to be amortized as a reduction of revenues in the future as follows:

Year
2018	$22,522
2019	12,537
2020	8,964
2021	6,562
2022	4,597
Thereafter	6,529

Total prepaid customer rebates	$61,711